UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Harber Asset Management, LLC
      ------------------------------
      666 Fifth Avenue
      ------------------------------
      37th Floor
      ------------------------------
      New York, NY 10103
      ------------------------------


Form 13F File Number:
28-                    12251
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harold W. Berry III
      ---------------------
Title: Managing Member
      ---------------------
Phone: (212) 808-7430

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III         New York, NY            May 14, 2008
-------------------------     ----------------        ----------------
    [Signature]                 [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-  06273              Graham Partners, L.P.


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                       -------------

Form 13F Information Table Entry Total:     57
                                       -------------

Form 13F Information Table Value Total:   61,557
                                       -------------
                                        (thousands)



List of Other Included Managers:  NONE



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

                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6          COLUMN 7              COLUMN 8
------------------   ---------- ---------- ---------- -------------------  ------------      ------------          ------------
                       TITLE                 VALUE    SHRS OR  SH/  PUT/   INVESTMENT          OTHER           VOTING AUTHORITY
  NAME OF ISSUER      OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL   DISCRETION         MANAGERS       SOLE     SHARED   NONE
------------------   ---------- ---------- ---------- -------------------  ------------      ------------   ------   -------- ------
ACTEL CORP           COM         004934105     2,718  177,500   SH        Shared-Defined        1                      177,500

ADVANCED ANALOGIC    COM         00752J108       281   50,000   SH        Shared-Defined        1                       50,000
TECHNOLOG

APPLIED MATLS INC    COM         038222105     1,656   84,900   SH        Shared-Defined        1                       84,900

ANADARKO PETE CORP   COM         032511107     1,324   21,000   SH        Shared-Defined        1                       21,000

BENIHANA CORP        CL A        082047200       845   75,000   SH        Shared-Defined        1                       75,000

CAPTARIS INC         COM         14071N104       884  200,000   SH        Shared-Defined        1                      200,000

CLEARONE             COM         185060100     1,505  316,795   SH        Shared-Defined        1                      316,795
COMMUNICATIONS INC

CIRRUS LOGIC INC     COM         172755100       269   40,000   SH        Shared-Defined        1                       40,000

CISCO SYS INC        COM         17275R102     2,541  105,500   SH        Shared-Defined        1                      105,500

COACTIVE MARKETING   COM         189875107       643  223,297   SH        Shared-Defined        1                      223,297
GROUP INC

COSTAR GROUP INC     COM         22160N109       293    6,806   SH        Shared-Defined        1                        6,806

CYBERSOURCE          COM         23251J106       292   20,000   SH        Shared-Defined        1                       20,000

DELL INC             COM         24702R101     2,415  121,250   SH        Shared-Defined        1                      121,250

DOMINOS PIZZA IN     COM         25754A201       270   20,000   SH        Shared-Defined        1                       20,000

DOW CHEM CO          COM         260543103     2,727   74,000   SH        Shared-Defined        1                       74,000

E M C CORP MASS      COM         268648102       825   57,500   SH        Shared-Defined        1                       57,500

GOOGLE INC           CL A        38259P508       396      900   SH        Shared-Defined        1                          900

HEARUSA INC          COM NEW      42236035       127   99,110   SH        Shared-Defined        1                       99,110

EBAY INC             COM         278642103       895   30,000   SH        Shared-Defined        1                       30,000

CORNING INC          COM         219350105     1,719   71,500   SH        Shared-Defined        1                       71,500

GSI GROUP INC CDA    COM         36229U102     2,770  353,304   SH        Shared-Defined                               353,304

HARRIS STRATEX       CL A        41457P106       201   20,000   SH        Shared-Defined        1                       20,000
NTWRKS INC

INTEL CORP           COM         458140100     1,589   75,000   SH        Shared-Defined        1                       75,000

IONA TECHNOLOGIES    SPONSORED   46206P109       213   55,000   SH        Shared-Defined                                55,000
PLC                  ADR

JOES JEANS INC       COM         47777N101       211  185,000   SH        Shared-Defined        1                      185,000

KOHLS CORP           COM         500255104       536   12,500   SH        Shared-Defined        1                       12,500

LIONBRIDGE           COM         536252109       802  239,500   SH        Shared-Defined        1                      239,500
TECHNOLOGIES INC

LOOKSMART LTD        COM NEW     543442503       940  285,807   SH        Shared-Defined        1                      285,807

MICROTUNE INC DEL    COM         59514P109       110   30,000   SH        Shared-Defined        1                       30,000

MOLDFLOW CORP        COM         608507109     1,918  110,000   SH        Shared-Defined        1                      110,000

MKS INSTRUMENT INC   COM         55306N104     2,782  130,000   SH        Shared-Defined        1                      130,000

MOVE INC COM         COM         62458M108       231   75,000   SH        Shared-Defined        1                       75,000

MICROSOFT CORP       COM         594918104     1,419   50,000   SH        Shared-Defined        1                       50,000

MAXIM INTEGRATED     COM         57772K101     1,458   71,500   SH        Shared-Defined        1                       71,500
PRODS INC

NAVISITE INC         COM NEW     63935M208       188   85,000   SH        Shared-Defined        1                       85,000

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


     COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6          COLUMN 7              COLUMN 8
------------------   ---------- ---------- ---------- -------------------  ------------      ------------          ------------
                       TITLE                 VALUE    SHRS OR  SH/  PUT/   INVESTMENT          OTHER           VOTING AUTHORITY
  NAME OF ISSUER      OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL   DISCRETION         MANAGERS       SOLE     SHARED   NONE
------------------   ---------- ---------- ---------- -------------------  ------------      ------------   ------   -------- ------
NETWORK APPLIANCE    COM         64120L104       722   36,000   SH        Shared-Defined                                36,000
INC

NEWELL RUBBERMAID    COM         651229106       400   17,500   SH        Shared-Defined        1                       17,500
INC

NII HLDGS INC        CL B NEW    62913F201     1,271   40,000   SH        Shared-Defined        1                       40,000

ORACLE CORP          COM         68389X105       391   20,000   SH        Shared-Defined        1                       20,000

OBROTECH LTD         ORD         M75253100     2,568  140,000   SH        Shared-Defined                               140,000

PC-TEL INC           COM         69325Q105       136   20,000   SH        Shared-Defined        1                       20,000

PEGASYSTEMS INC      COM         705573103     2,889  300,000   SH        Shared-Defined        1                      300,000

PROCENTURY CORP      COM         74268T108     1,764   98,000   SH        Shared-Defined        1                       98,000

RENT A CTR INC NEW   COM         76009N100     1,083   59,000   SH        Shared-Defined        1                       59,000

RAINMAKER SYSTEMS    COM NEW     750875304     1,056  329,825   SH        Shared-Defined        1                      329,825

SABA SOFTWARE INC    COM NEW     784932600       151   40,294   SH        Shared-Defined        1                       40,294

SEALED AIR CORP NEW  COM         81211K100     1,010   40,000   SH        Shared-Defined        1                       40,000

SKECHERS U S A INC   CL A        830566105     2,369  117,200   SH        Shared-Defined        1                      117,200

SELECTICA IN         COM         816288104       269  197,800   SH        Shared-Defined        1                      197,800

STAR BUFFET INC      COM         855086104       537   74,853   SH        Shared-Defined        1                       74,853

STREETTRACKS GOLD    GOLD SHS    863307104       316    3,500   SH        Shared-Defined        1                        3,500
TR

SUMTOTAL SYS INC     COM         866615107     2,092  501,696   SH        Shared-Defined        1                      501,696

SYMANTEC CORP        COM         871503108       914   55,000   SH        Shared-Defined        1                       55,000

SYNPLICITY INC       COM         87160Y108     1,292  165,000   SH        Shared-Defined        1                      165,000

TAIWAN               SPONSORED   874039100       976   95,000   SH        Shared-Defined        1                       95,000
SEMICONDUCTOR MFG    ADR
LTD

VIRTUSA GROUP        COM         92827P102       293   30,000   SH        Shared-Defined        1                       30,000

VISHAY               COM         928298108     1,065  117,500   SH        Shared-Defined        1                      117,500
INTERTECHNOLOGY INC


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